Note 29 Leverage Ratio (Details) - EUR (€)	Jun. 30, 2021 [1]	Dec. 31, 2020
Leverage ratio [Line Items]
Level 1 Capital	€ 49,598,000,000	€ 49,597,000,000
Leverage ratio exposure	€ 665,415,000,000	€ 741,095,000,000
Leverage ratio	7.45%	6.69%

[1]	) Provisional data